Commitments and Contingencies - Guarantor Obligations (Details) $ in Millions	Mar. 31, 2018 USD ($)
Guarantor Obligations [Line Items]
Fiscal 2019	$ 458
Fiscal 2020	76
Fiscal 2021 and Thereafter	338
Total	872
Surety bonds
Guarantor Obligations [Line Items]
Fiscal 2019	275
Fiscal 2020	19
Fiscal 2021 and Thereafter	18
Total	312
Letters of credit
Guarantor Obligations [Line Items]
Fiscal 2019	170
Fiscal 2020	41
Fiscal 2021 and Thereafter	313
Total	524
Standby letters of credit
Guarantor Obligations [Line Items]
Fiscal 2019	13
Fiscal 2020	16
Fiscal 2021 and Thereafter	7
Total	$ 36